Investment in Associates and Joint Ventures	12 Months Ended
Oct. 31, 2022
Investments accounted for using equity method [abstract]
Investment in Associates and Joint Ventures
NOTE 12:  INVESTMENT IN ASSOCIATES AND JOINT VENTURES
INVESTMENT IN THE CHARLES SCHWAB CORPORATION
The Bank has significant influence over The Charles Schwab Corporation (“Schwab”) and the ability to participate in the financial and operating policy-making decisions of Schwab through a combination of the Bank’s ownership, board representation and the insured deposit account agreement between the Bank and Schwab (the “Schwab IDA Agreement”). As such, the Bank accounts for its investment in Schwab using the equity method. The Bank’s share of Schwab’s earnings available to common shareholders is reported with a one-month
lag. The Bank takes into account changes in the one-month lag period that would significantly affect the results.
On August 1, 2022, in order to provide the capital required for the acquisition of Cowen Inc. (“Cowen”), the Bank sold 28.4 million non-voting
common shares of Schwab at a price of US$66.53 per share for proceeds of $2.5 billion (US$1.9 billion).
Approximately

15 million shares were sold to Schwab pursuant to a repurchase agreement at a price equal to the price obtained in the sale of 13.4 million shares sold to a broker dealer pursuant to Rule 144 of the
Securities Act of 1933
. All shares sold automatically converted into shares of Schwab voting common stock and the shares acquired by Schwab are no longer outstanding. The sales reduced the Bank’s ownership interest in Schwab from approximately 13.4% to 12.0%. The Bank recognized $997 million as other income (net of $368 million loss from AOCI reclassified to earnings), in the fourth quarter of fiscal 2022.
As at October 31, 2022, the Bank’s reported investment in Schwab was approximately 12.1% (October 31, 2021 – 13.4%), consisting of 9.6% of the outstanding voting common shares and the remainder in non-voting
common shares of Schwab with a fair value of $24 billion (US$18 billion) (October 31, 2021 – $26 billion (US$21 billion)) based on the closing price of US$79.67 (October 31, 2021 – US$82.03) on the New York Stock Exchange.
The Bank and Schwab are party to a stockholder agreement (the “Stockholder Agreement”) under which the Bank has the right to designate two members of Schwab’s Board of Directors and has representation on two Board Committees, subject to the Bank meeting certain conditions. The Bank’s designated directors currently are the Bank’s Group President and Chief Executive Officer and the Bank’s Chair of the Board. Under the Stockholder Agreement, the Bank is not permitted to own more than 9.9% voting common shares of Schwab, and the Bank is subject to customary standstill restrictions and, subject to certain exceptions, transfer restrictions. In addition, the Schwab IDA Agreement has an initial expiration date of July 1, 2031. Refer to Note 28 for further details on the Schwab IDA
Agreement.
The carrying value
of the Bank’s investment in Schwab of $
8.1
 billion as at October 31, 2022 (October 31, 2021 – $
11.1
billion) represents the Bank’s share of Schwab’s stockholders’ equity, adjusted for goodwill, other intangibles, and cumulative translation adjustment. The Bank’s share of net income from its investment in Schwab of $
991
 million during the year ended October 31, 2022 (October 31, 2021 – $
785
 million), reflects net income after adjustments for amortization of certain intangibles net of tax. The following tables represent the gross amount of Schwab’s total assets, liabilities, net revenues, net income available to common stockholders, other comprehensive income (loss), and comprehensive income (loss).

Summarized Financial Information
(millions of Canadian dollars)		As at
	September 30 2022	September 30 2021
Total assets	$797,759	$751,901

Total liabilities	746,596	680,811

(millions of Canadian dollars)	For the years ended September 30
	2022	2021
Total net revenues	$25,533	$22,731
Total net Income available to common stockholders	8,014	6,267
Total other comprehensive income (loss)	(31,223)	(5,676)
Total comprehensive income (loss)	(23,209)	591
INVESTMENT IN OTHER ASSOCIATES OR JOINT VENTURES
Except for Schwab as disclosed above, the Bank did not have investments in associates or joint ventures which were individually material as of October 31, 2022, or October 31, 2021. The carrying amount of the Bank’s investment in other associates and joint ventures as at October 31, 2022 was $3.8 billion (October 31, 2021 – $3.3 billion).
Other associates and joint ventures consisted predominantly of investments in private funds or partnerships that make equity investments, provide debt financing or support community-based tax-advantaged
investments. The investments in these entities generate a return primarily through the realization of U.S. federal and state income tax credits, including Low Income Housing Tax Credits, New Markets Tax Credits, and Historic Tax Credits.